UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 60.6%
Industrial - 51.7%
Basic - 4.3%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	506	$533,198
AK Steel Corp.
8.75%, 12/01/18		868	972,160
Aleris International, Inc.
7.625%, 2/15/18		932	962,290
7.875%, 11/01/20		795	826,800
ArcelorMittal
7.25%, 3/01/41		655	695,937
7.50%, 10/15/39		2,343	2,577,300
Arch Coal, Inc.
7.00%, 6/15/19 (b)		693	524,948
7.25%, 6/15/21		1,156	843,880
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)		356	366,943
Ashland, Inc.
4.75%, 8/15/22		501	503,505
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		656	715,040
Axiall Corp.
4.875%, 5/15/23		194	193,030
Celanese US Holdings LLC
6.625%, 10/15/18		408	426,360
Commercial Metals Co.
6.50%, 7/15/17		1,927	2,146,196
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,354,437
Eagle Spinco, Inc.
4.625%, 2/15/21		139	137,958
Emeco Pty Ltd.
9.88%, 3/15/19 (a)		1,521	1,560,926
Hexion US Finance Corp.
6.625%, 4/15/20		900	954,000
Huntsman International LLC
8.625%, 3/15/21		2,060	2,276,300
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	715	1,010,869
5.875%, 2/15/19 (a)	U.S.$	1,752	1,795,800
James River Coal Co.
7.875%, 4/01/19 (c)		251	30,748
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		810	826,200
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		4,141	4,524,042
Molycorp, Inc.
10.00%, 6/01/20 (b)		1,881	1,730,520
Momentive Performance Materials, Inc.
8.875%, 10/15/20 (d)		1,772	1,891,610
NOVA Chemicals Corp.
8.625%, 11/01/19		1,426	1,522,968

	Principal Amount (000)		U.S. $ Value
Novacap International SAS
5.34%, 5/01/19 (a)	EUR	329	$453,878
Novelis, Inc./GA
8.75%, 12/15/20	U.S.$	3,098	3,438,780
Peabody Energy Corp.
6.00%, 11/15/18		1,846	1,924,455
6.25%, 11/15/21 (b)		1,499	1,493,379
PQ Corp.
8.75%, 5/01/18 (a)		1,792	1,939,840
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,211	1,274,577
8.25%, 1/15/21 (a)		400	420,000
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		850	909,500
11.25%, 10/15/18		992	1,106,080
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	282	408,423
4.88%, 9/15/18 (a)	U.S.$	2,064	2,172,360
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	273,700
SPCM SA
6.00%, 1/15/22 (a)		400	427,000
Steel Dynamics, Inc.
6.125%, 8/15/19		225	244,688
6.375%, 8/15/22		1,266	1,376,775
7.625%, 3/15/20		1,200	1,285,500
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		964	1,091,730
TPC Group, Inc.
8.75%, 12/15/20 (a)		2,767	3,064,452
United States Steel Corp.
6.65%, 6/01/37		1,137	1,057,410

			57,266,492

Capital Goods - 5.4%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		1,194	1,277,580
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	860	1,248,254
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	230	242,719
9.125%, 10/15/20 (a)		570	631,275
9.25%, 10/15/20 (a)	EUR	827	1,234,328
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)	U.S.$	1,990	1,987,512
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.375%, 10/15/17 (a)	EUR	600	864,713
B/E Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,342,605

	Principal Amount (000)		U.S. $ Value
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)	U.S.$	2,059	$1,992,082
Befesa Zinc SAU Via Zinc Capital SA
8.875%, 5/15/18 (a)	EUR	450	655,867
Berry Plastics Corp.
5.50%, 5/15/22	U.S.$	155	156,163
9.75%, 1/15/21		1,525	1,738,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		593	607,825
Bombardier, Inc.
5.75%, 3/15/22 (a)(b)		1,550	1,588,750
6.00%, 10/15/22 (a)(b)		1,300	1,332,500
7.45%, 5/01/34 (a)		920	929,200
7.75%, 3/15/20 (a)		1,266	1,430,770
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	305	434,843
GenCorp, Inc.
7.125%, 3/15/21	U.S.$	603	658,778
Graphic Packaging International, Inc.
7.875%, 10/01/18		899	947,276
HD Supply, Inc.
7.50%, 7/15/20 (b)		950	1,037,875
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	1,330	2,364,711
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	640	676,800
7.125%, 3/15/21		632	690,460
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	228	349,664
Lafarge SA
7.125%, 7/15/36	U.S.$	800	928,000
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		2,168	2,417,320
Masco Corp.
5.95%, 3/15/22		405	447,525
6.125%, 10/03/16		1,825	2,009,781
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		794	869,430
Norcell 1B AB
12.40%, 12/01/19 (a)(e)	EUR	2,562	3,726,540
Nortek, Inc.
8.50%, 4/15/21	U.S.$	1,924	2,126,020
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		318	330,720
OI European Group BV
6.75%, 9/15/20 (a)	EUR	1,000	1,615,774
Oshkosh Corp.
8.50%, 3/01/20	U.S.$	111	119,880
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		846	892,530

	Principal Amount (000)		U.S. $ Value
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,020	$2,921,573
Rexel SA
5.125%, 6/15/20 (a)		564	830,207
5.25%, 6/15/20 (a)	U.S.$	1,108	1,152,320
6.125%, 12/15/19 (a)		845	893,588
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19		2,080	2,264,600
8.50%, 5/15/18		850	889,313
9.00%, 4/15/19		1,153	1,220,739
9.875%, 8/15/19		1,762	1,951,415
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		1,239	1,319,535
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,201	1,249,040
8.125%, 9/15/19 (a)		1,159	1,276,349
8.375%, 9/15/21 (a)		713	816,385
Sequa Corp.
7.00%, 12/15/17 (a)		582	570,360
SRA International, Inc.
11.00%, 10/01/19		600	643,500
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		1,166	1,308,835
Terex Corp.
6.00%, 5/15/21		639	688,523
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	523,250
TransDigm, Inc.
6.00%, 7/15/22 (a)		1,400	1,438,500
6.50%, 7/15/24 (a)		1,825	1,900,281
United Rentals North America, Inc.
8.375%, 9/15/20 (b)		2,587	2,839,232
USG Corp.
6.30%, 11/15/16		650	702,000
Wienerberger AG
6.50%, 2/09/17	EUR	1,100	1,566,329

			70,870,444

Communications - Media - 5.5%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	1,674	1,749,330
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,550	3,010,780
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	648	665,820
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		611	624,748
6.50%, 4/30/21		195	207,675
7.375%, 6/01/20		720	784,800
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		2,946	2,934,952
6.375%, 9/15/20 (a)		851	904,187

	Principal Amount (000)		U.S. $ Value
Clear Channel Communications, Inc.
5.50%, 12/15/16	U.S.$	435	$428,475
6.875%, 6/15/18		2,136	2,071,920
10.00%, 1/15/18 (a)		1,674	1,617,502
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (e)		1,150	1,184,500
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		555	592,463
Series A
7.625%, 3/15/20		300	321,000
Series B
6.50%, 11/15/22		1,560	1,680,900
7.625%, 3/15/20 (b)		1,600	1,726,000
Crown Media Holdings, Inc.
10.50%, 7/15/19		2,256	2,540,820
CSC Holdings LLC
5.25%, 6/01/24 (a)		967	951,286
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		929	978,934
Dex Media, Inc.
14.00% (14.00% Cash or 14.00% PIK), 1/29/17 (e)		443	301,406
Gannett Co., Inc.
6.375%, 10/15/23 (a)		1,871	1,997,292
Hughes Satellite Systems Corp.
7.625%, 6/15/21		2,323	2,659,835
Intelsat Jackson Holdings SA
5.50%, 8/01/23		2,670	2,656,650
LIN Television Corp.
6.375%, 1/15/21		640	673,600
8.375%, 4/15/18		750	785,625
McClatchy Co. (The)
9.00%, 12/15/22		1,098	1,253,092
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		1,845	1,946,475
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		663	714,383
Radio One, Inc.
9.25%, 2/15/20 (a)		528	571,560
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,268	1,467,710
Sinclair Television Group, Inc.
5.375%, 4/01/21		750	754,688
6.125%, 10/01/22		2,187	2,285,415
8.375%, 10/15/18		660	697,125
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)		1,329	1,405,417
6.00%, 7/15/24 (a)		2,681	2,788,240
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	2,200	3,239,901
Time, Inc.
5.75%, 4/15/22 (a)(b)	U.S.$	1,486	1,500,860

	Principal Amount (000)		U.S. $ Value
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	3,634	$4,024,655
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
6.25%, 1/15/29 (a)	EUR	496	777,653
7.50%, 3/15/19 (a)	U.S.$	487	519,873
7.50%, 3/15/19 (a)	EUR	537	784,963
Univision Communications, Inc.
5.125%, 5/15/23 (a)	U.S.$	585	619,369
6.75%, 9/15/22 (a)		1,561	1,726,856
8.50%, 5/15/21 (a)		1,815	2,012,381
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,499,383
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	1,105	1,176,825
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		480	528,000
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)		620	677,350
Virgin Media Finance PLC
5.25%, 2/15/22		900	882,000
6.375%, 4/15/23 (a)		650	705,250
8.375%, 10/15/19		2,300	2,432,250
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	470	832,511
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(e)	U.S.$	240	246,300

			72,120,985

Communications - Telecommunications - 3.6%
Altice SA
7.25%, 5/15/22 (a)	EUR	1,332	1,933,342
7.75%, 5/15/22 (a)	U.S.$	2,847	3,039,172
CenturyLink, Inc.
Series U
7.65%, 3/15/42		275	274,313
Series W
6.75%, 12/01/23		437	477,423
Cincinnati Bell, Inc.
8.375%, 10/15/20		223	244,464
Columbus International, Inc.
7.38%, 3/30/21 (a)		1,992	2,152,780
Crown Castle International Corp.
4.875%, 4/15/22		1,434	1,482,397
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (d)	CAD	1,175	1,087,512
eAccess Ltd.
8.25%, 4/01/18 (a)	U.S.$	1,626	1,760,145
Frontier Communications Corp.
7.625%, 4/15/24		798	858,848

	Principal Amount (000)		U.S. $ Value
7.875%, 1/15/27	U.S.$	834	$862,148
9.00%, 8/15/31		1,000	1,077,500
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	2,601	3,784,146
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	781	854,219
Level 3 Financing, Inc.
6.125%, 1/15/21 (a)		596	638,465
7.00%, 6/01/20		1,930	2,108,525
8.625%, 7/15/20		923	1,033,760
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,055	1,126,212
7.875%, 9/01/18		1,300	1,365,390
Mobile Challenger Intermediate Group SA
8.75% (8.75% Cash or 9.50% PIK), 3/15/19 (a)(e)	CHF	450	520,017
8.75% (8.75% Cash or 9.50% PIK), 3/15/19 (a)(e)	EUR	400	561,911
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	1,480	1,594,700
SBA Telecommunications, Inc.
5.75%, 7/15/20		626	663,560
Sprint Capital Corp.
6.875%, 11/15/28		200	202,000
Sprint Communications, Inc.
6.00%, 11/15/22 (b)		1,350	1,377,000
Sprint Corp.
7.25%, 9/15/21 (a)		833	918,383
7.875%, 9/15/23 (a)		1,275	1,418,437
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	1,400	2,040,093
T-Mobile USA, Inc.
6.125%, 1/15/22	U.S.$	332	352,335
6.542%, 4/28/20		183	197,640
6.625%, 4/01/23		635	688,975
6.731%, 4/28/22		128	138,080
6.836%, 4/28/23 (b)		774	842,693
Telecom Italia SpA
5.303%, 5/30/24 (a)		1,002	1,005,758
tw telecom holdings, Inc.
6.375%, 9/01/23		332	377,650
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		1,084	1,170,720
Wind Acquisition Finance SA
4.00%, 7/15/20 (a)	EUR	485	662,450
4.75%, 7/15/20 (a)	U.S.$	1,029	1,036,717
7.375%, 4/23/21 (a)		1,812	1,934,310
Windstream Corp.
6.375%, 8/01/23		840	851,550
7.50%, 4/01/23		675	730,688
7.75%, 10/01/21		1,715	1,873,637
8.125%, 9/01/18		610	640,500

			47,960,565

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.5%
Affinia Group, Inc.
7.75%, 5/01/21	U.S.$	1,672	$ 1,759,780
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		1,836	1,964,520
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		1,084	1,127,360
Dana Holding Corp.
6.00%, 9/15/23		833	882,980
6.50%, 2/15/19		300	316,125
6.75%, 2/15/21		326	351,673
Exide Technologies
8.625%, 2/01/18 (c)		2,574	1,544,400
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		1,241	1,241,000
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	244	356,662
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)		470	688,569
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	423,000
8.75%, 8/15/20		343	406,455
Meritor, Inc.
6.25%, 2/15/24		446	467,185
6.75%, 6/15/21		925	994,930
8.125%, 9/15/15		640	686,400
Navistar International Corp.
8.25%, 11/01/21		1,706	1,780,637
Rhino Bondco S.P.A
7.25%, 11/15/20 (a)	EUR	506	751,225
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(e)		711	1,024,685
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		1,091	1,606,491
Tenneco, Inc.
7.75%, 8/15/18	U.S.$	410	427,425
Titan International, Inc.
6.875%, 10/01/20		1,550	1,573,250

			20,374,752

Consumer Cyclical - Entertainment - 0.4%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		636	685,290
AMC Entertainment, Inc.
9.75%, 12/01/20		780	889,200
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)		582	589,275
Greektown Holdings LLC
10.75%, 12/01/13 (f)(g)(h)		915	0
Liberty Interactive LLC
3.75%, 2/15/30		931	595,258
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		740	810,300

	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
8.75%, 5/15/20	U.S.$	271	$ 295,390
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		1,624	1,660,260

			5,524,973

Consumer Cyclical - Other - 3.0%
Beazer Homes USA, Inc.
7.50%, 9/15/21		761	806,660
Boyd Gaming Corp.
9.00%, 7/01/20		1,970	2,171,925
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	268,188
11.25%, 6/01/17		435	398,025
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/01/20 (a)		1,028	1,007,440
Choice Hotels International, Inc.
5.75%, 7/01/22		154	165,282
Gtech SpA
8.25%, 3/31/66 (a)	EUR	3,304	4,874,790
Isle of Capri Casinos, Inc.
7.75%, 3/15/19	U.S.$	1,335	1,425,112
8.875%, 6/15/20 (b)		1,277	1,369,582
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		1,200	1,302,000
KB Home
7.00%, 12/15/21		200	218,000
7.50%, 9/15/22		223	247,530
9.10%, 9/15/17		1,250	1,471,875
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,801,500
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,513,400
Marina District Finance Co., Inc.
9.875%, 8/15/18 (b)		1,980	2,088,900
MCE Finance Ltd.
5.00%, 2/15/21 (a)		1,400	1,414,000
MGM Resorts International
6.625%, 7/15/15		1,480	1,550,300
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(e)		1,432	1,646,571
PulteGroup, Inc.
7.875%, 6/15/32		1,400	1,582,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,953,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	368	539,176
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19	U.S.$	1,619	1,764,710
Standard Pacific Corp.
8.375%, 5/15/18		500	590,000
10.75%, 9/15/16		528	625,020

	Principal Amount (000)		U.S. $ Value
Studio City Finance Ltd.
8.50%, 12/01/20 (a)	U.S.$	1,630	$ 1,807,670
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		841	918,793
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20 (b)		2,545	2,774,050

			40,295,499

Consumer Cyclical - Restaurants - 0.1%
Burger King Corp.
9.875%, 10/15/18		1,360	1,458,600

Consumer Cyclical - Retailers - 2.3%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	1,000,110
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	1,703	3,082,099
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	1,260	1,374,975
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.00% (9.00% Cash or 9.75% PIK), 2/15/18 (a)(e)		76	77,902
Cash America International, Inc.
5.75%, 5/15/18		1,651	1,700,530
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(b)(e)		1,644	1,648,110
CST Brands, Inc.
5.00%, 5/01/23		229	229,000
JC Penney Corp., Inc.
6.375%, 10/15/36		421	343,115
7.40%, 4/01/37		600	520,553
L Brands, Inc.
6.90%, 7/15/17		893	1,013,555
7.60%, 7/15/37		1,000	1,107,500
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		1,824	1,887,840
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,374,750
Murphy Oil USA, Inc.
6.00%, 8/15/23		716	753,590
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(e)		1,674	1,824,660
New Look Bondco I PLC
8.375%, 5/14/18 (a)		408	437,090
8.38%, 5/14/18 (a)		842	902,035
Phones4u Finance PLC
9.50%, 4/01/18 (a)(b)	GBP	1,750	3,084,798
Rite Aid Corp.
8.00%, 8/15/20	U.S.$	1,325	1,457,500
10.25%, 10/15/19		348	374,100

	Principal Amount (000)		U.S. $ Value
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22	U.S.$	1,779	$ 1,894,635
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		1,499	1,622,667
Sonic Automotive, Inc.
5.00%, 5/15/23		2,015	1,979,737
Wolverine World Wide, Inc.
6.125%, 10/15/20		501	539,828

			30,230,679

Consumer Non-Cyclical - 7.7%
Alere, Inc.
6.50%, 6/15/20		212	222,600
7.25%, 7/01/18		765	833,850
8.625%, 10/01/18		2,190	2,310,450
Big Heart Pet Brands
7.625%, 2/15/19		440	458,524
Biomet, Inc.
6.50%, 8/01/20-10/01/20		999	1,070,123
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	588	996,844
5.50%, 7/15/21		775	1,326,335
9.875%, 4/30/18 (a)		700	1,289,146
Capsugel Finance Co. SCA
9.875%, 8/01/19 (a)	EUR	1,420	2,095,253
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)	U.S.$	948	976,440
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	1,700	3,058,486
9.75%, 8/01/17		1,200	2,157,986
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	U.S.$	1,640	1,668,700
Cerba European Lab SAS
7.00%, 2/01/20 (a)(b)	EUR	1,979	2,936,117
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)	U.S.$	2,744	2,908,640
7.125%, 7/15/20		2,647	2,865,377
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	176	265,747
Elli Finance UK PLC
8.75%, 6/15/19 (a)	GBP	1,056	1,992,480
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	126	128,520
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19 (a)		875	935,156
7.25%, 1/15/22 (a)		635	685,800
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		1,387	1,399,136
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	3,068,415
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	231,144

	Principal Amount (000)		U.S. $ Value
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (a)	U.S.$	545	$565,438
HCA Holdings, Inc.
7.75%, 5/15/21		2,000	2,192,500
HCA, Inc.
6.50%, 2/15/16		290	312,113
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	1,001	1,471,578
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	3,672	3,915,270
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	355	633,368
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(e)	U.S.$	1,207	1,249,245
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		1,699	1,856,157
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,500	1,695,000
Labco SA
8.50%, 1/15/18 (a)	EUR	900	1,306,312
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)	U.S.$	653	684,018
New Albertsons, Inc.
7.45%, 8/01/29 (b)		3,056	2,895,560
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		2,307	2,480,025
Party City Holdings, Inc.
8.875%, 8/01/20		2,023	2,240,472
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	1,500	2,172,052
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	1,445	1,529,966
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		2,575	2,861,469
Post Holdings, Inc.
7.375%, 2/15/22		782	845,538
7.375%, 2/15/22 (a)		325	351,406
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	1,000	1,803,388
R&R Ice Cream PLC
8.25%, 5/15/20 (a)	AUD	720	685,713
R&R PIK PLC
9.25%, 5/15/18 (a)(e)	EUR	1,668	2,334,012
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	533	580,970
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		616	660,660
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		814	850,630
5.875%, 8/01/21 (a)		1,318	1,393,785

	Principal Amount (000)		U.S. $ Value
6.625%, 8/15/22	U.S.$	346	$378,870
7.75%, 7/01/17		2,000	2,300,000
Spectrum Brands, Inc.
6.375%, 11/15/20		338	363,350
6.625%, 11/15/22		560	606,200
6.75%, 3/15/20		1,150	1,233,375
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		1,245	1,083,150
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	1,330	1,942,696
Tenet Healthcare Corp.
6.25%, 11/01/18	U.S.$	881	977,910
6.875%, 11/15/31		622	601,785
8.125%, 4/01/22		3,003	3,475,972
United Surgical Partners International, Inc.
9.00%, 4/01/20		1,119	1,235,096
Valeant Pharmaceuticals International
6.375%, 10/15/20 (a)		1,325	1,407,812
7.00%, 10/01/20 (a)		3,000	3,187,500
7.25%, 7/15/22 (a)		635	685,800
7.50%, 7/15/21 (a)		490	542,675
Visant Corp.
10.00%, 10/01/17		1,385	1,291,513
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	1,200	2,135,827
VWR Funding, Inc.
7.25%, 9/15/17	U.S.$	949	1,003,568
WellCare Health Plans, Inc.
5.75%, 11/15/20		1,256	1,337,640

			101,238,653

Energy - 8.2%
Antero Resources Corp.
5.125%, 12/01/22 (a)		457	469,568
Antero Resources Finance Corp.
5.375%, 11/01/21		2,000	2,075,000
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 5/01/22 (a)		1,583	1,638,405
7.375%, 4/15/21 (a)		2,197	2,394,730
Atwood Oceanics, Inc.
6.50%, 2/01/20		540	575,775
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,272,000
Berry Petroleum Co. LLC
6.375%, 9/15/22		2,680	2,854,200
Bill Barrett Corp.
7.625%, 10/01/19		834	898,635
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		199	212,930
Bristow Group, Inc.
6.25%, 10/15/22		729	783,675
Chaparral Energy, Inc.
7.625%, 11/15/22		2,278	2,460,240
CHC Helicopter SA
9.25%, 10/15/20		1,150	1,253,718

	Principal Amount (000)		U.S. $ Value
9.375%, 6/01/21 (b)	U.S.$	851	$908,443
Cimarex Energy Co.
5.875%, 5/01/22		1,793	1,981,265
CITGO Petroleum Corp.
11.50%, 7/01/17 (a)		2,919	3,094,140
Denbury Resources, Inc.
4.625%, 7/15/23		1,705	1,654,208
5.50%, 5/01/22		1,239	1,266,877
6.375%, 8/15/21		518	555,555
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)		1,654	1,819,400
El Paso LLC
Series G
7.75%, 1/15/32		2,774	3,037,530
7.80%, 8/01/31		1,431	1,552,635
Energy Transfer Equity LP
5.875%, 1/15/24 (a)		1,420	1,483,900
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,177,000
9.25%, 12/15/17		2,000	2,130,000
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		1,505	1,723,225
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		971	1,032,901
Era Group, Inc.
7.75%, 12/15/22		950	1,009,375
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		840	877,800
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		2,000	2,000,000
Golden Close Maritime Corp., Ltd.
Series E
11.00%, 12/09/15		989	1,033,603
Golden Energy Offshore Services AS
9.09%, 5/28/17 (f)(i)	NOK	3,000	489,089
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)	U.S.$	377	410,930
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		1,317	1,419,067
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		1,570	1,624,950
Jones Energy Holdings LLC
6.75%, 4/01/22 (a)		1,529	1,613,095
Key Energy Services, Inc.
6.75%, 3/01/21		1,846	1,919,840
Laredo Petroleum, Inc.
7.375%, 5/01/22		1,099	1,228,132
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)		62	62,930
8.00%, 12/01/20		377	405,275
Linn Energy LCC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)		2,543	2,483,391

	Principal Amount (000)		U.S. $ Value
8.625%, 4/15/20	U.S.$	1,600	$1,728,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		1,308	1,412,640
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		964	971,230
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		1,300	1,339,000
Northern Oil and Gas, Inc.
8.00%, 6/01/20		1,594	1,701,595
Oasis Petroleum, Inc.
6.875%, 3/15/22 (a)		1,169	1,274,210
Offshore Group Investment Ltd.
7.125%, 4/01/23		1,283	1,302,245
7.50%, 11/01/19		2,176	2,301,120
Pacific Drilling SA
5.375%, 6/01/20 (a)		3,633	3,560,340
PDC Energy, Inc.
7.75%, 10/15/22		1,032	1,150,680
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		1,429	1,525,457
PHI, Inc.
5.25%, 3/15/19 (a)		1,567	1,598,340
Precision Drilling Corp.
6.50%, 12/15/21		738	802,575
QEP Resources, Inc.
5.25%, 5/01/23		1,141	1,166,673
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,106	2,084,940
5.50%, 4/15/23		1,373	1,434,785
Resolute Energy Corp.
8.50%, 5/01/20		1,246	1,298,955
Rosetta Resources, Inc.
5.875%, 6/01/24		1,849	1,922,960
Sabine Pass Liquefaction LLC
5.75%, 5/15/24 (a)		1,528	1,592,940
6.25%, 3/15/22 (a)		675	734,063
Sabine Pass LNG LP
6.50%, 11/01/20		757	819,453
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		592	611,240
7.75%, 6/15/21 (a)		2,435	2,641,975
SandRidge Energy, Inc.
8.75%, 1/15/20		1,850	1,988,750
Seitel, Inc.
9.50%, 4/15/19		905	972,875
SESI LLC
6.375%, 5/01/19		358	382,165
7.125%, 12/15/21		1,260	1,420,650
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		2,400	2,640,000
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,209,000

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21	U.S.$	960	$1,039,200
Tervita Corp.
8.00%, 11/15/18 (a)		2,166	2,252,640
9.75%, 11/01/19 (a)		1,039	1,007,830
10.875%, 2/15/18 (a)		591	596,910
W&T Offshore, Inc.
8.50%, 6/15/19		1,500	1,620,000
Whiting Petroleum Corp.
5.75%, 3/15/21		1,000	1,095,000

			108,083,868

Finance - 0.0%
Molycorp, Inc.
3.25%, 6/15/16 (b)		525	388,500

Other Industrial - 2.2%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		1,012	1,075,250
9.00%, 10/15/18 (a)	EUR	633	923,176
10.75%, 10/15/19 (a)	U.S.$	601	619,030
B456 Systems, Inc.
3.75%, 4/15/16 (g)(h)		955	47,750
Belden, Inc.
5.25%, 7/15/24 (a)		793	798,947
Briggs & Stratton Corp.
6.875%, 12/15/20		398	444,765
General Cable Corp.
4.50%, 11/15/29		650	643,500
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (e)		1,662	1,778,340
Laureate Education, Inc.
9.25%, 9/01/19 (a)		4,233	4,359,990
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)		2,800	2,597,000
Modular Space Corp.
10.25%, 1/31/19 (a)		2,749	2,893,322
Mueller Water Products, Inc.
7.375%, 6/01/17		1,181	1,200,191
8.75%, 9/01/20		489	543,290
NANA Development Corp.
9.50%, 3/15/19 (a)		835	814,125
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		1,358	1,296,890
13.00% (5.00% Cash or 8.00% PIK), 3/15/18 (e)		1,208	1,358,521
Novafives SAS
4.222%, 6/30/20	EUR	204	279,332
4.50%, 6/30/21		716	993,772
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	2,204	2,336,240

	Principal Amount (000)		U.S. $ Value
Trionista Holdco GmbH
5.00%, 4/30/20 (a)(b)	EUR	473	$676,928
Trionista TopCo GmbH
6.875%, 4/30/21 (a)		466	692,064
Xella Holdco Finance SA
9.125% (9.125% Cash or 9.875% PIK), 9/15/18 (a)(e)		860	1,265,918
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	1,250	1,340,625

			28,978,966

Services - 1.5%
ADT Corp. (The)
4.13%, 4/15/19 (b)		1,544	1,553,650
6.25%, 10/15/21 (b)		477	505,620
Carlson Travel Holdings, Inc.
7.50%, 8/15/19 (a)		587	598,740
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		1,026	1,102,950
Cerved Group SpA
6.375%, 1/15/20 (a)	EUR	272	402,870
8.00%, 1/15/21 (a)		555	851,157
Manutencoop Facility Management SpA
8.50%, 8/01/20 (a)		1,031	1,535,276
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,286,625
Monitronics International, Inc.
9.125%, 4/01/20		850	907,375
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		1,542	1,711,620
Sabre Holdings Corp.
8.35%, 3/15/16 (j)		906	1,002,262
Service Corp. International/US
6.75%, 4/01/16 (k)		1,485	1,600,087
7.50%, 4/01/27		1,500	1,657,500
ServiceMaster Co. (The)
7.00%, 8/15/20		1,151	1,224,376
8.00%, 2/15/20		849	914,798
Travelport LLC/Travelport Holdings, Inc.
6.352%, 3/01/16 (a)(k)		131	132,310
13.875% (11.375% Cash and 2.50% PIK), 3/01/16 (a)(e)		896	922,479
West Corp.
7.875%, 1/15/19		1,400	1,485,750
8.625%, 10/01/18		161	171,063

			19,566,508

Technology - 4.7%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		601	680,633
Amkor Technology, Inc.
6.375%, 10/01/22 (b)		2,681	2,855,265

	Principal Amount (000)		U.S. $ Value
Aspect Software, Inc.
10.625%, 5/15/17 (b)	U.S.$	2,126	$2,234,957
Audatex North America, Inc.
6.00%, 6/15/21 (a)		689	735,508
6.125%, 11/01/23 (a)		1,172	1,251,110
Avaya, Inc.
7.00%, 4/01/19 (a)		294	294,000
10.50%, 3/01/21 (a)		2,429	2,246,825
Blackboard, Inc.
7.75%, 11/15/19 (a)		1,180	1,233,100
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		1,904	1,958,740
Brightstar Corp.
7.25%, 8/01/18 (a)		1,191	1,302,656
9.50%, 12/01/16 (a)		1,833	1,965,892
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,130	1,200,625
8.50%, 4/01/19		2,357	2,551,452
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		1,165	1,345,575
Ceridian LLC
8.875%, 7/15/19 (a)		1,321	1,492,730
Ceridian LLC/Comdata, Inc.
8.125%, 11/15/17 (a)		1,185	1,196,850
CommScope, Inc.
5.50%, 6/15/24 (a)		646	656,498
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		411	417,165
CoreLogic, Inc./United States
7.25%, 6/01/21		260	281,125
CPI International, Inc.
8.75%, 2/15/18		1,768	1,851,980
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		966	973,245
Eagle Midco, Inc.
9.00%, 6/15/18		1,919	1,981,367
Epicor Software Corp.
8.625%, 5/01/19		1,804	1,941,555
First Data Corp.
6.75%, 11/01/20 (a)		421	456,785
11.75%, 8/15/21		2,465	2,924,106
12.625%, 1/15/21		2,250	2,770,312
First Data Holdings, Inc.
14.50%, 9/24/19 (a)(e)		919	1,020,861
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		747	765,675
6.00%, 1/15/22 (a)		1,226	1,305,690
Goodman Networks, Inc.
12.125%, 7/01/18		1,200	1,317,000
12.375%, 7/01/18 (a)		820	899,950

	Principal Amount (000)		U.S. $ Value
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(b)(e)	U.S.$	1,126	$1,151,335
Infor US, Inc.
9.375%, 4/01/19		2,190	2,439,112
10.00%, 4/01/19	EUR	793	1,227,016
MMI International Ltd.
8.00%, 3/01/17 (a)	U.S.$	1,331	1,362,758
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	264	383,637
5.625%, 5/15/24 (a)		386	564,888
6.00%, 5/15/22 (a)	U.S.$	1,610	1,674,400
6.25%, 5/15/24 (a)		658	686,788
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		1,592	1,673,590
Sensata Technologies BV
6.50%, 5/15/19 (a)		2,000	2,132,500
SITEL LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		1,000	1,065,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		490	539,000
SunGard Data Systems, Inc.
7.625%, 11/15/20		1,600	1,744,000
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	870,926
Technicolor SA
5.75%, 9/25/15 (c)(h)	EUR	975	668
Viasystems, Inc.
7.875%, 5/01/19 (a)	U.S.$	225	238,500

			61,863,350

Transportation - Airlines - 0.5%
Air Canada
6.75%, 10/01/19 (a)		1,300	1,413,750
8.75%, 4/01/20 (a)		1,054	1,180,796
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,236	1,371,692
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (j)		635	696,667
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22		1,454	1,606,314

			6,269,219

Transportation - Services - 0.8%
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	530	772,539
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	883	907,282

	Principal Amount (000)		U.S. $ Value
Europcar Groupe SA
11.50%, 5/15/17 (a)	EUR	775	$1,218,960
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	1,250	1,334,375
Hertz Corp. (The)
5.875%, 10/15/20		1,055	1,102,475
6.75%, 4/15/19		2,187	2,318,220
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		1,147	1,210,085
Oshkosh Corp.
5.375%, 3/01/22 (a)		210	216,300
Overseas Shipholding Group, Inc.
8.125%, 3/30/18 (c)		1,200	1,452,000

			10,532,236

			683,024,289

Financial Institutions - 7.1%
Banking - 3.2%
Ally Financial, Inc.
6.75%, 12/01/14		1	973
8.00%, 11/01/31 (b)		1,479	1,891,271
Bank of America Corp. Series U
5.20%, 6/01/23 (b)		4,551	4,357,582
Bank of Ireland
10.00%, 2/12/20	EUR	1,130	1,953,478
Series E
10.00%, 7/30/16 (a)		349	530,453
Series MPLE
2.062%, 9/22/15 (k)	CAD	1,645	1,483,822
Barclays Bank PLC
4.875%, 12/15/14 (a)	EUR	510	684,551
7.625%, 11/21/22	U.S.$	1,479	1,688,278
7.70%, 4/25/18 (a)		974	1,034,414
7.75%, 4/10/23		1,437	1,599,381
Barclays PLC
8.00%, 12/15/20	EUR	528	785,599
BBVA International Preferred SAU
3.798%, 9/22/15		609	826,190
4.952%, 9/20/16 (a)(b)		1,650	2,296,059
Series F
9.10%, 10/21/14	GBP	550	958,017
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	659	665,590
Commerzbank AG
8.125%, 9/19/23 (a)		1,052	1,276,613
Credit Agricole SA
7.875%, 1/23/24 (a)(b)		549	602,528
Credit Suisse Group AG
7.50%, 12/11/23 (a)		1,392	1,541,640
HBOS Capital Funding LP
4.939%, 5/23/16	EUR	418	567,788

	Principal Amount (000)		U.S. $ Value
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	$2,225,883
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,860	2,057,160
Lloyds Banking Group PLC
6.41%, 10/01/35 (a)		235	259,675
6.66%, 5/21/37 (a)		98	109,760
7.50%, 6/27/24		2,950	3,138,800
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20	GBP	800	1,326,335
RBS Capital Trust C
4.243%, 1/12/16	EUR	1,250	1,698,788
Regions Bank/Birmingham AL
6.45%, 6/26/37	U.S.$	1,500	1,782,285
SNS Bank NV
11.25%, 12/31/99 (f)(g)(h)	EUR	620	0
Societe Generale SA
7.875%, 12/18/23 (a)(b)	U.S.$	1,308	1,419,180
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,903,293
Zions Bancorporation
5.80%, 6/15/23	U.S.$	1,800	1,716,750

			42,382,136

Brokerage - 0.4%
E*Trade Financial Corp.
6.375%, 11/15/19		1,685	1,824,013
6.75%, 6/01/16		1,778	1,929,130
GFI Group, Inc.
10.375%, 7/19/18		1,300	1,410,500
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (g)		1,690	338,000

			5,501,643

Finance - 1.4%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(e)		969	955,929
Creditcorp
12.00%, 7/15/18 (a)		1,300	1,365,000
Enova International, Inc.
9.75%, 6/01/21 (a)		655	652,544
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	2,000,000
International Lease Finance Corp.
8.25%, 12/15/20		2,170	2,679,950
8.75%, 3/15/17		282	327,825
8.875%, 9/01/17		280	331,450
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		831	906,829
Navient Corp.
8.00%, 3/25/20		233	269,406
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		759	796,950

	Principal Amount (000)		U.S. $ Value
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)	U.S.$	996	$1,065,720
SLM Corp.
5.50%, 1/15/19		2,496	2,652,000
5.625%, 8/01/33		910	786,012
7.25%, 1/25/22		377	417,056
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		2,934	3,110,040

			18,316,711

Insurance - 1.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		1,047	1,105,894
American Equity Investment Life Holding Co.
6.625%, 7/15/21		1,946	2,116,032
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		200	216,000
Genworth Holdings, Inc.
6.15%, 11/15/66		750	713,438
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		631	746,157
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		1,300	1,392,625
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,475,000
USI, Inc./NY
7.75%, 1/15/21 (a)		2,421	2,487,577
XL Group PLC
Series E
6.50%, 4/15/17		3,322	3,280,475

			13,533,198

Other Finance - 1.0%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		500	408,750
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		2,615	2,173,719
Gardner Denver, Inc.
6.875%, 8/15/21 (a)(b)		2,396	2,515,800
Harbinger Group, Inc.
7.75%, 1/15/22		645	660,319
7.875%, 7/15/19		974	1,065,312
iPayment Holdings, Inc.
15.00% (7.50% Cash and 7.50% PIK), 11/15/18 (e)		1,469	524,991
iPayment, Inc.
10.25%, 5/15/18 (b)		2,610	2,349,000

	Principal Amount (000)		U.S. $ Value
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)	U.S.$	1,166	$1,183,490
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		1,760	1,777,600

			12,658,981

REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23		1,802	1,856,060

			94,248,729

Utility - 1.8%
Electric - 1.6%
AES Corp./VA
4.875%, 5/15/23		1,840	1,821,600
7.375%, 7/01/21		700	819,000
Calpine Corp.
5.875%, 1/15/24 (a)		898	947,390
6.00%, 1/15/22 (a)		1,261	1,360,304
EDP Finance BV
4.90%, 10/01/19 (a)		148	156,525
5.875%, 2/01/16 (a)	EUR	731	1,070,024
6.00%, 2/02/18 (a)	U.S.$	2,055	2,260,480
Enel SpA
8.75%, 9/24/73 (a)		982	1,158,146
FirstEnergy Corp. Series C
7.375%, 11/15/31		857	1,012,838
GenOn Energy, Inc.
9.50%, 10/15/18 (b)		1,450	1,591,375
9.875%, 10/15/20		1,200	1,305,000
NRG Energy, Inc.
6.625%, 3/15/23		1,620	1,753,650
PPL Capital Funding, Inc. Series A
6.70%, 3/30/67		2,405	2,453,100
PPL Energy Supply LLC
4.60%, 12/15/21 (b)		1,150	1,145,242
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	234	359,411
Techem GmbH
6.125%, 10/01/19 (a)		520	769,027
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(d)	U.S.$	626	571,225

			20,554,337

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.2%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 5/15/21	U.S.$	2,372	$2,585,480

			23,139,817

Total Corporates - Non-Investment Grades (cost $750,566,821)			800,412,835

CORPORATES - INVESTMENT GRADES - 8.7%
Financial Institutions - 4.6%
Banking - 1.9%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	2,295	3,205,394
Baggot Securities Ltd.
10.24%, 12/29/49 (a)		495	745,584
Barclays Bank PLC
6.86%, 6/15/32 (a)	U.S.$	166	187,580
BPCE SA
5.70%, 10/22/23 (a)		208	229,031
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)		2,750	3,018,125
Credit Agricole SA
7.589%, 1/30/20	GBP	1,000	1,908,211
Credit Suisse AG
6.50%, 8/08/23 (a)	U.S.$	1,963	2,227,293
Danske Bank A/S
5.684%, 2/15/17	GBP	720	1,296,899
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)	U.S.$	1,337	1,416,550
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		1,357	1,301,024
Series R
6.00%, 8/01/23		865	882,300
Series S
6.75%, 2/01/24		613	657,443
PNC Financial Services Group, Inc. (The)
6.75%, 8/01/21 (b)		1,558	1,737,170
Royal Bank of Scotland PLC (The)
Series 1
3.548%, 10/27/14 (k)	AUD	1,500	1,410,634
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)	U.S.$	1,301	1,387,527
UBS AG/Stamford CT
7.625%, 8/17/22		979	1,178,786
Wells Fargo & Co.
Series S
5.90%, 6/15/24		1,320	1,399,200
Zions Bancorporation
5.65%, 11/15/23		508	549,896

			24,738,647

	Principal Amount (000)		U.S. $ Value
Finance - 0.6%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)	U.S.$	650	$731,201
7.125%, 10/15/20 (a)		2,489	2,871,604
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	700	1,279,932
General Electric Capital Corp.
Series A
7.125%, 6/15/22	U.S.$	1,200	1,416,240
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,985,963

			8,284,940

Insurance - 1.7%
AAI Ltd.
6.15%, 9/07/25	AUD	990	947,215
Series 3
6.75%, 9/23/24		1,000	946,665
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,425	1,917,601
AON Corp.
8.205%, 1/01/27		690	879,221
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		656	583,840
Aviva PLC
4.729%, 11/28/14	EUR	3,000	4,132,506
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	1,216	1,523,473
Lincoln National Corp.
8.75%, 7/01/19		604	783,119
MetLife, Inc.
10.75%, 8/01/39		2,350	3,733,563
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		475	730,706
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		2,809	3,005,630
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,748,953
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		1,240	1,326,800

			22,259,292

REITS - 0.4%
DDR Corp.
7.875%, 9/01/20		746	943,959
EPR Properties
5.75%, 8/15/22		915	994,111
7.75%, 7/15/20		1,722	2,052,033
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,577,211

			5,567,314

			60,850,193

	Principal Amount (000)		U.S. $ Value
Industrial - 4.0%
Basic - 2.0%
Braskem Finance Ltd.
6.45%, 2/03/24	U.S.$	2,254	$2,408,963
7.00%, 5/07/20 (a)		191	214,636
CF Industries, Inc.
7.125%, 5/01/20		900	1,108,573
Fresnillo PLC
5.50%, 11/13/23 (a)(b)		2,181	2,279,145
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,499
GTL Trade Finance, Inc.
5.89%, 4/29/24 (a)		1,542	1,617,558
Minsur SA
6.25%, 2/07/24 (a)		891	966,633
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 4/01/20		528	575,520
Plains Exploration & Production Co.
6.50%, 11/15/20		1,335	1,490,194
6.75%, 2/01/22		1,845	2,096,381
Samarco Mineracao SA
4.125%, 11/01/22 (a)(b)		651	616,823
5.75%, 10/24/23 (a)		810	845,527
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,841,612
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,265,082
Westvaco Corp.
7.95%, 2/15/31		1,000	1,288,349
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	2,418,593

			27,035,088

Capital Goods - 0.3%
Mondi Consumer Packaging International AG
9.75%, 7/15/17 (a)	EUR	856	1,232,473
Odebrecht Finance Ltd.
8.25%, 4/25/18 (a)	BRL	1,332	541,059
Owens Corning
7.00%, 12/01/36 (k)	U.S.$	1,340	1,632,666

			3,406,198

Communications - Media - 0.3%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,519	1,678,127
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		1,401	1,464,045
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		286	308,165

			3,450,337

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.5%
Embarq Corp.
7.995%, 6/01/36	U.S.$	932	$1,018,210
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.625%, 6/22/20 (a)(b)		2,495	2,951,335
Qwest Corp.
6.50%, 6/01/17		610	693,525
6.875%, 9/15/33		1,570	1,579,395
Telemar Norte Leste SA
5.50%, 10/23/20 (a)(b)		750	764,775

			7,007,240

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
6.125%, 5/15/21		419	468,274

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		240	267,600

Consumer Non-Cyclical - 0.2%
BRF SA
4.75%, 5/22/24 (a)		659	649,115
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		803	879,976
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,356	1,425,549

			2,954,640

Energy - 0.5%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,235	1,352,455
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,760	1,981,056
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (a)		2,629	2,753,877

			6,087,388

Other Industrial - 0.1%
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,622,963

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22	U.S.$	838	988,815

			53,288,543

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Electricite de France SA
5.25%, 1/29/23 (a)		654	667,028

	Principal Amount (000)		U.S. $ Value
OCP SA
5.625%, 4/25/24 (a)	U.S.$	650	$681,687

			1,348,715

Total Corporates - Investment Grades (cost $97,412,757)			115,487,451

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
Non-Agency Fixed Rate - 3.5%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.936%, 5/25/47		524	450,104
Series 2007-4, Class 22A1
5.062%, 6/25/47		2,059	1,868,750
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		969	729,720
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,129	2,938,443
Series 2006-AR3, Class 1A2A
5.359%, 6/25/36		2,052	1,898,677
Series 2007-AR4, Class 1A1A
5.508%, 3/25/37		492	475,205
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		2,104	1,826,377
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,621	1,421,563
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,378	1,183,146
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,200	1,015,573
Series 2006-HY12, Class A5
3.736%, 8/25/36 (i)		2,632	2,517,087
Series 2006-J1, Class 1A10
5.50%, 2/25/36		2,715	2,463,633
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,578	1,398,863
Series 2007-13, Class A2
6.00%, 6/25/47		1,930	1,586,494
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.666%, 9/25/47		590	526,398
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,146	1,008,746
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.253%, 9/25/36		1,172	936,161
Series 2006-AA7, Class A1
2.208%, 1/25/37		1,542	1,253,617
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,162	1,002,396
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.574%, 9/25/35		1,332	1,171,869

	Principal Amount (000)		U.S. $ Value
Series 2006-AR37, Class 2A1
4.724%, 2/25/37	U.S.$	886	$751,538
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		723	663,391
Series 2007-12, Class 3A22
6.00%, 8/25/37		226	205,966
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
2.922%, 7/25/35		938	866,208
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,962	1,828,790
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		341	288,950
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.299%, 9/25/35		1,707	1,659,187
Series 2006-9, Class 4A1
5.407%, 10/25/36		1,106	999,161
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.823%, 9/25/36		2,097	1,227,310
Series 2006-7, Class A4
4.823%, 9/25/36		2,207	1,291,319
Series 2006-9, Class A4
5.411%, 10/25/36		2,241	1,462,314
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.376%, 3/25/37		2,457	2,329,184
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,240	2,042,600
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.635%, 12/28/37		2,936	2,718,098
Series 2007-AR8, Class A1
6.118%, 11/25/37		1,221	1,125,990

			47,132,828

Non-Agency Floating Rate - 2.9%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-8, Class 2A2
4.648%, 9/25/35 (k)(l)		1,296	134,964
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.752%, 4/25/37 (k)		4,498	2,815,841
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.752%, 8/25/37 (k)		1,541	1,222,914

	Principal Amount (000)		U.S. $ Value
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.292%, 7/25/47 (k)	U.S.$	887	$766,582
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.043%, 3/19/46 (k)		960	740,530
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2
5.402%, 10/25/23 (k)		601	723,287
Series 2014-C01, Class M2
4.552%, 1/25/24 (k)		1,071	1,221,098
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.402%, 4/25/37 (k)		718	424,128
Series 2007-FA2, Class 1A5
0.452%, 4/25/37 (k)		813	482,726
Series 2007-FA2, Class 1A6
5.398%, 4/25/37 (k)(l)		243	44,916
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.375%, 7/19/47 (k)		3,657	3,190,169
Series 2007-7, Class 2A1A
1.152%, 10/25/37 (k)		767	715,345
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.849%, 7/25/37 (k)(l)		847	174,481
Series 2007-15N, Class 4A1
1.052%, 8/25/47 (k)		884	644,842
Series 2007-4N, Class 3A2A
0.874%, 3/25/47 (k)		2,443	2,115,682
Residential Accredit Loans, Inc.
Series 2006-QS18, Class 2A2
6.398%, 12/25/36 (k)(l)		11,542	2,535,430
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.302%, 7/25/23 (k)		2,350	3,092,387
Series 2013-DN2, Class M2
4.402%, 11/25/23 (k)		1,925	2,140,991
Series 2014-DN1, Class M3
4.652%, 2/25/24 (k)		1,380	1,581,527
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.623%, 8/25/47 (k)		2,411	2,152,033
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.883%, 4/25/47 (k)		3,532	2,681,761
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR5, Class A1A
1.113%, 6/25/46 (k)		865	750,695

	Principal Amount (000)		U.S. $ Value
Series 2007-OA1, Class A1A
0.823%, 2/25/47 (k)	U.S.$	2,918	$2,405,940
Series 2007-OA3, Class 2A1A
0.883%, 4/25/47 (k)		960	871,057
Series 2007-OA5, Class 1A
0.873%, 6/25/47 (k)		4,937	4,340,494

			37,969,820

Total Collateralized Mortgage Obligations (cost $77,252,555)			85,102,648

GOVERNMENTS - TREASURIES - 5.2%
Brazil - 1.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	44,075	19,293,798

Colombia - 0.1%
Colombia Government International Bond
9.85%, 6/28/27	COP	756,000	527,167

Indonesia - 0.3%
Indonesia Treasury Bond - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	47,971,000	4,289,267

Philippines - 0.3%
Philippine Government International Bond
6.25%, 1/14/36 (h)	PHP	143,000	3,538,144

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)	EUR	1,087	1,558,979

South Africa - 0.5%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,027,168
Series R207
7.25%, 1/15/20		60,872	5,583,969
Series R208
6.75%, 3/31/21		490	43,164

			6,654,301

United States - 2.4%
U.S. Treasury Bonds
2.75%, 11/15/42	U.S.$	4,000	3,570,624
3.125%, 2/15/42		4,000	3,870,000
3.50%, 2/15/39		2,000	2,086,876
4.50%, 2/15/36 (m)(n)		2,400	2,914,874
5.00%, 5/15/37 (n)		3,500	4,543,438
5.25%, 2/15/29 (m)(n)		5,750	7,370,781
6.125%, 11/15/27		2,200	3,021,218

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
1.75%, 5/15/22 (n)	U.S.$	5,000	$4,812,890

			32,190,701

Total Governments - Treasuries (cost $68,863,985)			68,052,357

BANK LOANS - 4.9%
Industrial - 4.6%
Basic - 0.4%
Arysta LifeScience SPC LLC
4.50%, 5/29/20 (k)		1,980	1,982,473
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/28/19 (k)		1,891	1,892,176
Unifrax Holding Co.
5.25%, 11/28/18(k)	EUR	734	1,011,516

			4,886,165

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (k)	U.S.$	1,291	1,290,395
Serta Simmons Holdings LLC
4.25%, 10/01/19 (k)		1,357	1,359,638

			2,650,033

Communications - Media - 0.1%
Clear Channel Communications, Inc.
3.80%, 1/29/16 (k)		124	122,843
TWCC Holding Corp.
7.00%, 6/26/20 (k)		1,050	1,039,825

			1,162,668

Consumer Cyclical - Automotive - 0.6%
Exide Technologies
9.00%, 10/09/14		4,964	4,988,718
Navistar, Inc.
5.75%, 8/17/17 (k)		875	891,406
TI Group Automotive Systems LLC
5.50%, 3/28/19 (k)		2,208	2,208,160

			8,088,284

Consumer Cyclical - Entertainment - 0.4%
Alpha Topco Ltd.
4.50%, 4/30/19 (k)		2,963	2,966,618
Kasima LLC (Digital Cinema Implementation Partners LLC)
3.25%, 5/17/21 (k)		750	746,723
Station Casinos LLC
4.25%, 3/02/20 (k)		1,913	1,917,416

			5,630,757

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.4%
CityCenter Holdings LLC
5.00%, 10/16/20 (k)	U.S.$	2,273	$2,286,869
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (k)		712	712,258
New HB Acquisition LLC
6.75%, 4/09/20 (k)		1,995	2,067,319

			5,066,446

Consumer Cyclical - Retailers - 0.4%
Gymboree Corp., The
5.00%, 2/23/18 (k)		1,510	1,291,050
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (k)		1,281	1,289,640
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (k)		1,436	1,451,219
Michaels Stores, Inc.
4.00%, 1/28/20 (k)		635	634,771
Rite Aid Corporation
5.75%, 8/21/20 (k)		500	510,470

			5,177,150

Consumer Non-Cyclical - 0.7%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (k)		1,356	1,361,272
Air Medical Holding LLC
7.63%, 5/31/18		4,000	4,000,000
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (k)		2,500	2,518,750
Grifols Worldwide Operations Ltd.
3.15%, 2/27/21 (k)		708	707,021
H.J. Heinz Co.
3.50%, 6/05/20 (k)		693	697,879
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (k)		589	587,902

			9,872,824

Energy - 0.2%
CITGO Petroleum Corp.
9.00%, 6/24/17 (k)		1,048	1,061,317
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (k)		1,134	1,126,439

			2,187,756

Other Industrial - 0.5%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (k)		1,077	1,073,897

	Principal Amount (000)		U.S. $ Value
Atkore International, Inc.
7.75%, 10/09/21 (k)	U.S.$	1,690	$1,696,338
Gardner Denver, Inc.
4.25%, 7/30/20 (k)		1,191	1,190,023
Laureate Education, Inc.
5.00%, 6/15/18 (k)		742	724,757
Veyance Technologies, Inc.
5.25%, 9/08/17 (k)		2,402	2,402,804

			7,087,819

Services - 0.5%
Amsurg Corp.
7.00%, 6/09/15 (e)		3,000	3,000,000
Travelport LLC (fka Travelport, Inc.)
9.50%, 1/31/16 (e)(k)		4,095	4,209,045

			7,209,045

Technology - 0.2%
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (k)		1,072	1,056,139
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (k)		1,054	1,006,174

			2,062,313

			61,081,260

Utility - 0.2%
Electric - 0.2%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 4/28/16 (k)		2,010	2,022,090

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.25%, 6/01/16 (k)		1,861	1,324,941

Financial Institutions - 0.0%
Insurance - 0.0%
Hub International Ltd.
4.25%, 10/02/20 (k)		496	496,599

Total Bank Loans (cost $64,683,429)			64,924,890

EMERGING MARKETS-SOVEREIGNS - 4.4%
Argentina - 0.5%
Argentina Boden Bonds
7.00%, 10/03/15		6,411	6,109,686

	Principal Amount (000)		U.S. $ Value
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	942	$1,038,007

			7,147,693

Dominican Republic - 0.9%
Dominican Republic International Bond
7.45%, 4/30/44 (a)	U.S.$	1,283	1,359,980
8.625%, 4/20/27 (a)		8,385	10,397,400

			11,757,380

El Salvador - 0.7%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		705	779,906
7.625%, 9/21/34 (a)		762	838,200
7.65%, 6/15/35 (a)		6,996	7,566,174

			9,184,280

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (a)		1,198	1,159,293
8.50%, 10/04/17 (a)		606	636,300

			1,795,593

Ivory Coast - 0.9%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		12,347	11,961,156

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	716,391

Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)		796	801,134
6.10%, 10/04/22 (a)		665	676,638

			1,477,772

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		1,498	1,533,578

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)		402	406,897

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	840,948

Venezuela - 0.7%
Venezuela Government International Bond
9.00%, 5/07/23 (a)		824	704,093

	Principal Amount (000)		U.S. $ Value
9.25%, 9/15/27	U.S.$	8,383	$7,209,380
9.25%, 5/07/28 (a)		300	252,000
11.75%, 10/21/26		486	475,794
11.95%, 8/05/31 (a)		355	347,998

			8,989,265

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,846	2,044,537

Total Emerging Markets - Sovereigns (cost $46,186,388)			57,855,490

EMERGING MARKETS - CORPORATE BONDS - 3.3%
Industrial - 3.1%
Basic - 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		1,650	1,518,000
Mongolian Mining Corp.
8.88%, 3/29/17 (a)		956	621,400
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)(b)		1,200	1,269,000
Sappi Papier Holding GmbH
6.625%, 4/15/21 (a)		650	685,750
7.75%, 7/15/17 (a)		678	754,275
Vedanta Resources PLC
6.00%, 1/31/19 (a)		1,117	1,155,144

			6,003,569

Capital Goods - 0.4%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)(b)		3,299	3,785,603
Cemex Finance LLC
9.375%, 10/12/22 (a)		587	686,790
Grupo Kuo SAB de CV
6.25%, 12/04/22 (a)		200	209,286
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		651	707,963
9.875%, 4/06/21 (a)(b)		560	609,000

			5,998,642

Communications - Telecommunications - 0.2%
Comcel Trust
6.875%, 2/06/24 (a)(b)		986	1,064,880
Digicel Ltd.
6.00%, 4/15/21 (a)		750	774,375
Oi SA
5.75%, 2/10/22 (a)		750	751,814
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		240	272,880

			2,863,949

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Theta Capital Pte Ltd.
7.00%, 5/16/19-4/11/22 (a)	U.S.$	938	$962,896

Consumer Cyclical - Retailers - 0.3%
Edcon Pty Ltd.
9.50%, 3/01/18 (a)(b)	EUR	625	857,952
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	2,500	2,668,750

			3,526,702

Consumer Non-Cyclical - 1.3%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	2,042	831,963
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	U.S.$	3,116	3,313,710
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		2,187	2,351,025
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		2,866	3,066,620
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		1,820	1,733,550
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)(b)		600	610,500
Virgolino de Oliveira Finance Ltd.
11.75%, 2/09/22 (a)		1,620	1,279,800
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)		4,090	3,272,000
10.88%, 1/13/20 (f)(i)		480	475,200

			16,934,368

Energy - 0.1%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a)		1,700	1,887,000

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)(b)		675	710,768
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)(b)		2,505	2,717,925

			3,428,693

			41,605,819

Financial Institutions - 0.1%
Banking - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)(b)		1,461	1,519,440

Company	Shares	U.S. $ Value
Utility - 0.1%
Electric - 0.1%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)	1,043	$1,040,914

Total Emerging Markets - Corporate Bonds (cost $40,114,641)		44,166,173

PREFERRED STOCKS - 2.5%
Financial Institutions - 2.4%
Banking - 0.8%
CoBank ACB
Series F
6.25% (a)	7,925	820,981
Goldman Sachs Group, Inc. (The)
Series J
5.50%	99,675	2,442,037
Morgan Stanley
6.875%	68,350	1,857,070
State Street Corp.
Series D
5.90%	36,950	968,090
US Bancorp/MN
Series F
6.50%	100,000	2,826,000
Wells Fargo & Co.
5.85%	6,050	156,937
Wells Fargo & Co.
6.625%	65,275	1,822,478

		10,893,593

Finance - 0.3%
Brandywine Realty Trust
Series E
6.90%	30,425	803,524
Cedar Realty Trust, Inc.
Series B
7.25%	24,651	628,601
RBS Capital Funding Trust V
Series E
5.90%	111,000	2,676,210

		4,108,335

Insurance - 0.3%
Hartford Financial Services Group, Inc. (The)
7.875%	75,000	2,245,500
XLIT Ltd.
Series D
3.347% (k)	1,600	1,352,500

		3,598,000

REITS - 1.0%
Apartment Investment & Management Co.
6.875%	130,000	3,327,194
DDR Corp.
Series K
6.25%	4,000	95,600

Company	Shares	U.S. $ Value
Health Care REIT, Inc.
Series J
6.50%	46,025	$1,169,030
Hersha Hospitality Trust
Series C
6.875%	31,800	797,226
Kilroy Realty Corp.
Series G
6.875%	21,575	555,556
Kilroy Realty Corp.
Series H
6.375%	2,000	47,920
Kimco Realty Corp.
Series I
6.00%	19,850	491,288
Kimco Realty Corp.
Series K
5.625%	12,000	279,000
National Retail Properties, Inc.
Series D
6.625%	21,000	530,460
National Retail Properties, Inc.
Series E
5.70%	44,975	1,027,229
Public Storage
Series W
5.20%	18,400	407,376
Public Storage
Series X
5.20%	1,000	22,259
Sabra Health Care REIT, Inc.
Series A
7.125%	145,600	3,724,448
Sovereign Real Estate Investment Trust
12.00% (a)	185	246,032
Vornado Realty Trust
Series K
5.70%	10,800	253,908

		12,974,526

		31,574,454

Industrial - 0.1%
Basic - 0.1%
ArcelorMittal
6.00%	33,975	764,097

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%	12,025	317,460

Total Preferred Stocks (cost $30,194,868)		32,656,011

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51	U.S.$	2,877	$3,129,334
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.598%, 6/24/50 (a)		3,500	3,564,663
Commercial Mortgage Trust
Series 2012-CR3, Class XA
2.345%, 9/15/22		9,796	1,178,532
Series 2012-LC4, Class XA
2.48%, 12/10/44		6,774	864,761
Series 2014-CR15, Class XA
1.514%, 2/10/47		2,605	198,044
Series 2014-LC15, Class D
5.112%, 4/10/47 (a)		1,500	1,423,461
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.753%, 4/10/38		1,484	1,545,602
Series 2011-GC5, Class C
5.474%, 8/10/44 (a)		3,152	3,512,728
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		1,254	1,347,223
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	2,091,460
MSBAM 2012-C6 XA
2.31%, 9/15/22		11,729	1,218,685
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.818%, 5/15/46		400	443,343
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.415%, 6/15/44 (a)(j)		1,022	1,109,058

			21,626,894

Non-Agency Floating Rate CMBS - 0.0%
Commercial Mortgage Trust
Series 2007-FL14, Class C
0.452%, 6/15/22 (a)(k)		228	225,164
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.605%, 10/15/20 (j)		2,159	141,437

			366,601

Total Commercial Mortgage-Backed Securities (cost $18,222,591)			21,993,495

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 1.1%
Bahrain - 0.2%
Bahrain Government International Bond
6.125%, 8/01/23 (a)	U.S.$	1,832	$2,049,550

Croatia - 0.3%
Croatia Government International Bond
6.625%, 7/14/20 (a)		4,000	4,470,000

Romania - 0.1%
Romanian Government International Bond
4.88%, 1/22/24 (a)		1,360	1,445,000

Turkey - 0.2%
Turkey Government International Bond
5.625%, 3/30/21		2,600	2,834,000

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		3,310	4,157,360

Total Governments - Sovereign Bonds (cost $13,269,571)			14,955,910

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.1%
United States - 1.1%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		1,700	1,347,148
California GO
7.60%, 11/01/40		750	1,133,917
7.95%, 3/01/36		1,915	2,334,385
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		3,035	2,207,234
Illinois GO
7.35%, 7/01/35		1,915	2,318,758
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		1,920	1,629,562
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		1,630	1,344,294
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		1,010	749,218
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		1,095	766,259

Total Local Governments - Municipal Bonds (cost $13,476,614)			13,830,775

EMERGING MARKETS - TREASURIES - 0.9%
Costa Rica - 0.2%
Republic of Costa Rica
10.58%, 6/22/16 (i)	CRC	643,100	1,242,614

	Principal Amount (000)		U.S. $ Value
11.13%, 3/28/18 (i)	CRC	644,200	$1,268,011

			2,510,625

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (i)	DOP	229,800	6,568,357

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	27,844,000	2,460,278

Total Emerging Markets-Treasuries (cost $12,539,079)			11,539,260

	Shares
COMMON STOCKS - 0.8%
American Media Operations, Inc. (g)(h)		19,908	119,448
Gallery Media (f)(g)(o)		591	856,950
Keystone Automotive Operations (f)(h)		106,736	427,113
Mt. Logan Re Ltd. (Preference Shares) (g)(o)^		6,850	7,521,771
Neenah Enterprises, Inc. (f)(g)(h)		58,200	494,700
New Cotai LLC (g)(h)		3	81,939
Travelport LLC (g)(h)		1,004,326	1,677,224

Total Common Stocks (cost $10,193,387)			11,179,145

	Principal Amount (000)
ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Fixed Rate - 0.6%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	895	888,557
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,202	884,079
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,564,571
Series 2006-10, Class AF3
5.985%, 6/25/36		1,515	936,204
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,628	1,473,898
Series 2007-6, Class 3A5
5.202%, 5/25/37		616	652,351
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,535	879,993
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,478	945,621

			8,225,274

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (k)	U.S.$	2,173	$1,291,734
Series 2006-6, Class AF5
6.241%, 3/25/36 (k)		805	478,530

			1,770,264

Total Asset-Backed Securities (cost $9,573,075)			9,995,538

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		699	810,840
8.00%, 8/07/19 (a)		330	389,400

			1,200,240

Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (a)		2,450	2,728,075
7.00%, 5/05/20 (a)		2,358	2,682,225

			5,410,300

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		2,700	1,741,500

Total Quasi-Sovereigns (cost $7,498,699)			8,352,040

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	1,271	1,314,545

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		133	132,867
2.375%, 5/25/16		1,551	1,551,000

			1,683,867

Spain - 0.1%
Instituto de Credito Oficial
Series E
4.53%, 3/17/16	CAD	1,300	1,258,894

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	2,300	4,078,908

Total Governments - Sovereign Agencies (cost $7,378,849)			8,336,214

	Principal Amount (000)		U.S. $ Value
WHOLE LOAN TRUSTS - 0.6%
Performing Asset - 0.6%
Aeroservicios Especializados
10.75%, 3/19/18 (f)(h)	U.S.$	2,579	$2,579,161
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (f)(h)		2,446	2,445,660
Ede Del Este SA (DPP)
12.00%, 3/31/16 (f)(h)		1,148	1,187,960
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (f)(h)		528	546,516

Total Whole Loan Trusts (cost $6,735,575)			6,759,297

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.4%
Colombia - 0.4%
Bogota Distrito Capital
9.75%, 7/26/28 (a)
(cost $3,268,046)	COP	7,758,000	5,256,845

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
CDX NAHY.22 RTP Deutsche Bank AG (Buy Protection) Expiration: Sep 2014, Exercise Rate: 1.06% (g)		32,567	189,500
CDX NAHY.22 RTP JPMorgan Chase Bank (Buy Protection) Expiration: Aug 2014, Exercise Rate: 1.06% (g)		32,800	103,515

			293,015

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jul 2014, Exercise Price: $ 165.00 (g)(p)		700	2,800
SPDR S&P 500 ETF Trust
Expiration: Jul 2014, Exercise Price: $ 174.00 (g)(p)		700	4,900
SPDR S&P 500 ETF Trust
Expiration: Jul 2014, Exercise Price: $ 189.00 (g)(p)		1,236	42,024
SPDR S&P 500 ETF Trust
Expiration: Sep 2014, Exercise Price: $ 181.00 (g)(p)		1,994	213,358

			263,082

Total Options Purchased - Puts (premiums paid $ 968,776)			556,097

	Contracts			U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
CBOE Volatility Index Expiration: Jul 2014, Exercise Price: $ 16.00 (g)(p) (premiums paid $405,961)		5,666		$127,485

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 11/01/14 (f)(g)(i)		900		0
Fairpoint Communications, Inc., expiring 1/24/18 (g)(h)		9,725		194
iPayment Holdings, Inc., expiring 11/15/18 (f)(g)(h)		1,142		0
Talon Equity Co. NV, expiring 11/24/15 (f)(g)(h)		1,059		0

Total Warrants (cost $0)				194

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.4%
ANZ, London 0.03%, 7/01/14	U.S.$	2,254		2,253,649
BBH, Grand Cayman
1.643%, 7/01/14	AUD	0	^^	3
3.00%, 7/01/14	ZAR	430		40,435
Wells Fargo, Grand Cayman
(0.03)%, 7/01/14	EUR	2,143		2,934,533
0.039%, 7/01/14	GBP	154		262,870
0.26%, 7/01/14	CAD	139		129,990

Total Time Deposits (cost $5,606,597)				5,621,480

	Shares
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (q)
(cost $4,180,716)		4,180,716		4,180,716

Total Short-Term Investments (cost $9,787,313)				9,802,196

U.S. $ Value
Total Investments - 105.3%
(cost $1,288,592,980) (r)	$1,391,342,346
Other assets less liabilities - (5.3)%	(69,496,815)

Net Assets - 100.0%	$1,321,845,531

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,142	September 2014	$136,521,438	$136,424,391	$(97,046)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank USA	EUR	71,416	USD	97,171	7/11/14	$(622,721)
Barclays Bank USA	NOK	3,000	USD	502	7/15/14	13,638
Barclays Bank USA	USD	13,269	MYR	42,857	7/25/14	76,264
Barclays Bank USA	USD	6,302	IDR	74,611,061	8/08/14	(43,700)
BNP Paribas SA	USD	26,530	CAD	28,734	7/11/14	392,673
BNP Paribas SA	AUD	720	USD	674	7/18/14	(3,931)
BNP Paribas SA	USD	3,355	ZAR	36,031	8/14/14	7,876
Brown Brothers Harriman & Co.	EUR	203	USD	276	7/11/14	(1,544)
Brown Brothers Harriman & Co.	JPY	2,674,907	USD	26,362	7/11/14	(44,752)
Brown Brothers Harriman & Co.	USD	3,578	EUR	2,625	7/11/14	16,418
Brown Brothers Harriman & Co.	USD	2,344	HUF	531,235	8/07/14	1,060
Citibank, NA	PLN	79,171	USD	25,849	7/10/14	(206,537)
Citibank, NA	USD	1,679	COP	3,200,100	7/25/14	23,498
Credit Suisse International	USD	25,904	PLN	78,952	7/10/14	79,540
Credit Suisse International	CAD	28,652	USD	26,361	7/11/14	(484,551)
Credit Suisse International	JPY	1,338,107	USD	13,125	7/11/14	(84,905)
Credit Suisse International	USD	214	EUR	157	7/11/14	864
Credit Suisse International	EUR	9,706	NOK	79,064	7/15/14	(407,667)
Credit Suisse International	AUD	14,007	USD	13,046	7/18/14	(146,043)
Deutsche Bank AG London	CAD	33,847	USD	30,925	7/11/14	(788,418)
Deutsche Bank AG London	AUD	17,786	USD	16,357	7/18/14	(393,915)
Goldman Sachs Bank USA	BRL	14,963	USD	6,794	7/02/14	21,524
Goldman Sachs Bank USA	BRL	11,510	USD	5,204	7/02/14	(5,888)
Goldman Sachs Bank USA	USD	6,683	BRL	14,963	7/02/14	89,229
Goldman Sachs Bank USA	USD	5,226	BRL	11,510	7/02/14	(16,557)
Goldman Sachs Bank USA	USD	5,156	BRL	11,510	8/04/14	531
Goldman Sachs Bank USA	GBP	19,172	USD	32,515	8/21/14	(282,682)
Morgan Stanley Capital Services LLC	USD	13,072	PEN	36,686	7/16/14	16,462
Royal Bank of Scotland PLC	USD	10,245	TRY	22,026	8/14/14	55,910
Standard Chartered Bank	BRL	3,453	USD	1,526	7/02/14	(36,271)
Standard Chartered Bank	USD	1,568	BRL	3,453	7/02/14	(4,967)
Standard Chartered Bank	USD	13,211	KRW	13,572,983	7/11/14	199,585
Standard Chartered Bank	USD	6,501	IDR	77,408,619	8/08/14	(7,998)

						$(2,587,975)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums Received	Expiration Month	U.S. $ Value
Call - CBOE Volatility Index (p)	5,666	$20.00	$180,929	July 2014	$(70,825)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY-22 5 Year Index	Deutsche Bank AG London	Sell	0.01%	9/17/14	$65,135	$244,257	$(161,429)
Put - CDX NAHY-22 5 Year Index	JPMorgan Chase Bank, NA London	Sell	0.01%	8/20/14	32,800	70,519	(35,856)

						$314,776	$(197,285)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
iTRAXX Europe Crossover-21 5 Year Index, 6/20/2019*	(5.00)%	2.41%	EUR	30,233	$(4,894,544)	$(290,383)
Sale Contracts
Citigroup Global Markets Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.71		$7,169	668,455	186,732
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.44		10,730	238,506	114,755
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 6/20/19*	5.00	3.00		17,262	1,526,408	344,267
iTRAXX Europe Crossover-21 5 Year Index, 6/20/2019*	5.00	2.41	EUR	7,810	1,264,452	(68,691)
iTRAXX Europe Crossover-21 5 Year Index, 6/20/2019*	5.00	2.41		7,290	1,180,156	(68,499)

					$(16,567)	$218,181

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Clearnet)	$135,510	11/07/18	1.530%	3 Month LIBOR	$(436,083)
Morgan Stanley & Co., LLC/(LCH Clearnet)	13,730	3/31/19	1.810%	3 Month LIBOR	(173,609)

					$(609,692)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Russian Federation, 7.50%, 3/31/30, 3/20/19*	(1.00)%	1.64%	$4,370	$128,034	$220,676	$(92,642)
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)	1.57	3,739	(341,168)	(294,748)	(46,420)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	2.27	3,505	(251,693)	(197,481)	(54,212)
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	1.26	3,870	(420,253)	(384,935)	(35,318)
Citibank, NA:
Bombardier Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	1.04	1,959	(205,416)	(190,995)	(14,421)
Bombardier Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	1.04	1,971	(206,674)	(186,107)	(20,567)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)%	1.47%	$3,643	$(331,355)	$(267,402)	$(63,953)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	1.70	5,853	194,689	360,764	(166,075)
Credit Suisse International:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.59	150	(14,994)	(6,948)	(8,046)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.42	1,965	(29,597)	(6,831)	(22,766)
Deutsche Bank AG London:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	8.11	420	45,447	46,321	(874)
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	1.13	3,895	(398,821)	(342,183)	(56,638)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.89	3,540	(4,837)	76,709	(81,546)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	1.44	3,664	(347,661)	(250,245)	(97,416)
Jones Group, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	3.44	3,634	(135,670)	(287,487)	151,817
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.39	3,930	(60,823)	(19,997)	(40,826)
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)	1.70	7,367	245,081	450,455	(205,374)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)	0.93	571	(29,597)	17,220	(46,817)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Corp., 7.625%, 5/15/20, 9/20/15*	(5.00)%	0.93%		$1,983	$(102,541)	$80,289	$(182,830)
Cooper Tire & Rubber Co., 7.625%, 3/15/27, 9/20/18*	(5.00)	1.94		410	(51,241)	(13,209)	(38,032)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.67	EUR	1,412	(197,399)	(137,981)	(59,418)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	2.67		1,498	(209,422)	(130,255)	(79,167)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.43		$130	(13,531)	3,742	(17,273)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	2.43		200	(20,817)	5,754	(26,571)
J.C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	5.18		670	2,820	30,113	(27,293)
Sale Contracts
Bank of America, NA:
Sanmina-SCI Corp., 8.125%, 3/1/16, 6/20/17*	5.00	1.02		1,900	221,670	(64,208)	285,878
Barclays Bank PLC:
AK Steel Corp., 7.625%, 5/15/20, 6/20/17*	5.00	2.74		1,270	78,663	(94,917)	173,580
Beazer Homes Usa, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	3.19		2,546	196,480	127,288	69,192
CCO Holdings, LLC, 7.25%, 10/30/17, 6/20/19*	5.00	2.45		828	96,878	92,480	4,398

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00%	1.59%		$1,184	$190,003	$181,340	$8,663
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	1.59		611	98,042	90,405	7,637
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	1.59		1,184	190,003	187,446	2,557
Freescale Semiconductor, Inc., 8.875%, 12/15/14, 6/20/16*	5.00	0.67		1,420	121,912	(21,592)	143,504
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	3.72		2,547	133,666	57,096	76,570
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61		246	31,859	12,621	19,238
NXP BV, 0.00%, 10/15/13, 3/20/16*	5.00	0.63		1,350	102,011	44,125	57,886
NXP BV, 0.00%, 10/15/13, 3/20/18*	5.00	1.50	EUR	412	71,620	21,084	50,536
Tenet Healthcare Corporation, 6.875%, 11/15/31, 6/20/19*	5.00	2.66		$2,620	277,629	222,514	55,115
Citibank, NA:
Bombardier Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.48		1,311	142,773	125,734	17,039
Bombardier Inc., 7.45%, 5/01/34, 3/20/19*	5.00	2.48		1,309	142,556	128,192	14,364
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61		325	42,090	17,148	24,942

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65%, 6/1/37, 3/20/19*	5.00%	3.56%	$2,620	$155,906	$82,363	$73,543
Credit Suisse International:
American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00	1.75	2,090	257,708	32,879	224,829
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.58	204	28,712	15,381	13,331
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.58	196	27,586	15,582	12,004
Levi Strauss & Co., 7.625%, 5/15/20, 12/20/17*	5.00	1.13	1,330	175,094	(8,935)	184,029
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.61	119	15,411	6,538	8,873
Western Union Co., 3.65%, 8/22/18, 3/20/19*	1.00	1.12	1,309	(9,529)	(42,535)	33,006
Deutsche Bank AG:
HCA, Inc., 8.00%, 10/1/18, 3/20/19*	5.00	1.95	237	31,878	32,715	(837)
Goldman Sachs Bank USA:
American Axle & Manufacturing, Inc., 7.875%, 3/1/17, 6/20/18*	5.00	1.75	1,509	186,068	17,191	168,877
CDX NAIG-9 10 Year Index, 12/20/17*	5.00	2.62	300	24,665	(31,725)	56,390
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	2.57	2,620	275,630	206,605	69,025

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00%	1.21%	EUR	1,440	$219,777	$(173,936)	$393,713
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	2.04		$2,620	(126,975)	(278,790)	151,815
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	3.13		2,620	209,022	61,292	147,730
HCA, Inc., 8.00%, 10/1/18, 3/20/19*	5.00	1.95		1,963	264,034	263,687	347
Jones Group, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	5.81		2,620	(89,009)	82,363	(171,372)
KB Home, 6.25%, 6/15/15, 6/20/17*	5.00	1.27		1,250	135,954	(79,302)	215,256
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/19*	1.00	1.12		2,620	(18,141)	(93,911)	75,770
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	1.32		1,350	81,986	12,210	69,776
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	4.20		308	9,883	(52,801)	62,684
AK Steel Corp., 7.625%, 5/15/20, 9/20/18*	5.00	4.20		2,414	77,478	(462,095)	539,573
UBS AG:
Levi Strauss & Co., 8.875%, 4/1/16, 6/20/17*	5.00	0.88		1,900	230,507	(68,054)	298,561

					$1,544,061	$(761,283)	$2,305,344

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2014
Barclays Capital Inc.†	173	USD	(4.50	)%*	—	$172,558
Barclays Capital Inc.†	344	USD	(4.50	)%*	—	343,125
Barclays Capital Inc.†	1,728	EUR	(2.00	)%*	—	2,364,955
Barclays Capital Inc.	2,355	USD	(1.50	)%*	7/02/14	2,354,760
Barclays Capital Inc.†	507	USD	(1.25	)%*	—	504,887
Barclays Capital Inc.†	371	USD	(1.25	)%*	—	370,910
Barclays Capital Inc.†	1,556	USD	(0.75	)%*	—	1,555,191
Barclays Capital Inc.†	1,491	USD	(0.50	)%*	—	1,487,155
Barclays Capital Inc.†	961	USD	(0.50	)%*	—	960,670
Barclays Capital Inc.†	547	USD	(0.50	)%*	—	546,678
Barclays Capital Inc.†	636	USD	(0.38	)%*	—	635,455
Barclays Capital Inc.†	1,411	USD	(0.25	)%*	—	1,410,752
Barclays Capital Inc.†	529	USD	(0.25	)%*	—	529,126
Barclays Capital Inc.†	513	USD	(0.25	)%*	—	513,075
Barclays Capital Inc.†	1,414	USD	(0.25	)%*	—	1,413,750
Barclays Capital Inc.†	1,412	USD	(0.25	)%*	—	1,411,703
Barclays Capital Inc.†	4,257	USD	(0.25	)%*	—	4,256,586
Barclays Capital Inc.†	1,734	USD	(0.15	)%*	—	1,732,950
Barclays Capital Inc.†	482	USD	(0.15	)%*	—	482,321
Barclays Capital Inc.†	644	USD	(0.15	)%*	—	643,414
Barclays Capital Inc.†	1,315	USD	(0.10	)%*	—	1,313,949
Barclays Capital Inc.†	1,534	USD	(0.05	)%*	—	1,533,573
Barclays Capital Inc.†	1,050	USD	(0.05	)%*	—	1,049,518
Barclays Capital Inc.†	2,763	USD	0.00%		—	2,763,214
Credit Suisse Securities (USA) LLC†	403	USD	(2.75	)%*	—	399,671
Credit Suisse Securities (USA) LLC†	381	USD	(2.00	)%*	—	378,680
Credit Suisse Securities (USA) LLC†	1,085	GBP	(0.25	)%*	—	1,855,127
Credit Suisse Securities (USA) LLC†	626	EUR	(0.25	)%*	—	855,724
Credit Suisse Securities (USA) LLC†	1,245	USD	(0.25	)%*	—	1,243,786
Credit Suisse Securities (USA) LLC†	1,200	USD	0.00%		—	1,200,000
Credit Suisse Securities (USA) LLC	428	EUR	(0.50	)%*	7/02/14	584,627
Credit Suisse Securities (USA) LLC†	1,344	USD	(1.50	)%*	—	1,340,335
Credit Suisse Securities (USA) LLC†	584	USD	(1.00	)%*	—	582,819
Credit Suisse Securities (USA) LLC†	915	USD	(1.00	)%*	—	913,365
Credit Suisse Securities (USA) LLC†	2,114	EUR	(0.75	)%*	—	2,891,945
Credit Suisse Securities (USA) LLC†	1,172	USD	(0.50	)%*	—	1,172,367
Credit Suisse Securities (USA) LLC†	2,897	USD	(0.50	)%*	—	2,894,985
Credit Suisse Securities (USA) LLC†	2,455	USD	(0.25	)%*	—	2,454,625
Credit Suisse Securities (USA) LLC†	576	USD	(0.25	)%*	—	575,005
Credit Suisse Securities (USA) LLC†	2,616	USD	(0.15	)%*	—	2,615,760
Credit Suisse Securities (USA) LLC†	1,774	USD	(0.10	)%*	—	1,774,065
Credit Suisse Securities (USA) LLC†	4,366	USD	0.00%		—	4,366,424

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at June 30, 2014
Credit Suisse Securities (USA) LLC†	1,740	USD	0.00%		—	$1,740,000
Credit Suisse Securities (USA) LLC†	2,891	USD	0.00%		—	2,890,640
Deutsche Bank Securities Inc.†	1,617	USD	(0.10	)%*	—	1,616,701
Deutsche Bank Securities Inc.†	2,925	USD	0.00%		—	2,925,000
Deutsche Bank Securities Inc.†	2,816	USD	0.05%		—	2,815,778
ING Bank NV	2,169	USD	(0.25	)%*	7/01/14	2,169,105
ING Bank NV	108	USD	(0.25	)%*	7/01/14	107,672
ING Bank NV†	856	USD	(0.25	)%*	—	855,625
ING Bank NV†	849	USD	(0.10	)%*	—	848,807
JPMorgan Chase Bank, NA†	996	USD	(0.25	)%*	—	995,528
JPMorgan Chase Bank, NA†	744	USD	(0.25	)%*	—	743,884
JPMorgan Chase Bank, NA†	862	USD	(0.25	)%*	—	861,874
JPMorgan Chase Bank, NA†	856	USD	(0.25	)%*	—	856,000

						$77,876,199

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $544,043,128 or 41.2% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $85,165,361.
(c)	Security is in default and is non-income producing.
(d)	Defaulted.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2014.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.
(h)	Illiquid security.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.69% of net assets as of June 30, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp.
0.0%, 11/01/14	6/20/10	$0	$0	0.00%
Dominican Republic International Bond
16.00%, 7/10/20	8/13/10	6,447,612	6,568,357	0.50%
Golden Energy Offshore Services AS
9.09%, 5/28/17	5/28/14	506,624	489,089	0.04%
Republic of Costa Rica
10.58%, 6/22/16	6/22/12	1,329,752	1,242,614	0.09%
Republic of Costa Rica
11.13%, 3/28/18	3/28/12	1,364,339	1,268,011	0.10%
Virgolino de Oliveira Finance SA
10.88%, 1/13/20	6/13/14	477,378	475,200	0.04%

(j)	Variable rate coupon, rate shown as of June 30, 2014.
(k)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(l)	IO - Interest Only

(m)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps. The market value of collateral amounted to $7,077,367.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $2,184,671.
(o)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Media	9/03/10	$0	$856,950	0.06%
Mt. Logan Re (Preference Shares)	7/01/13	6,850,000	7,521,771	0.57%

(p)	One contract relates to 100 shares.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,001,776 and gross unrealized depreciation of investments was $(16,252,410), resulting in net unrealized appreciation of $102,749,366.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
^^	Principal amount less than 500.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2014, the fund’s total exposure to subprime investments was 6.53% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise

INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

Country Breakdown*

June 30, 2014 (unaudited)

63.9%	United States
4.9%	United Kingdom
4.1%	Brazil
1.7%	France
1.7%	Luxembourg
1.6%	Canada
1.5%	Dominican Republic
1.5%	Netherlands
1.4%	Ireland
1.2%	Germany
1.1%	Italy
1.0%	Mexico
0.9%	Switzerland
12.8%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Argentina, Australia, Austria, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Chile, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Ghana, Guatemala, Hong Kong, India, Indonesia, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Morocco, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Russia, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Turkey, United Arab Emirates, Venezuela, Virgin Islands (BVI) and Zambia.

AllianceBernstein Global High Income Fund

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$788,888,489		$11,524,346	#	$800,412,835
Corporates - Investment Grades		– 0	–	114,741,867		745,584		115,487,451
Collateralized Mortgage Obligations		– 0	–	– 0	–	85,102,648		85,102,648
Governments - Treasuries		– 0	–	68,052,357		– 0	–	68,052,357
Bank Loans		– 0	–	– 0	–	64,924,890		64,924,890
Emerging Markets - Sovereigns		– 0	–	57,855,490		– 0	–	57,855,490
Emerging Markets - Corporate Bonds		– 0	–	44,166,173		– 0	–	44,166,173
Preferred Stocks		30,236,498		2,419,513		– 0	–	32,656,011
Commercial Mortgage-Backed Securities		– 0	–	3,601,459		18,392,036		21,993,495
Governments - Sovereign Bonds		– 0	–	14,955,910		– 0	–	14,955,910
Local Governments - Municipal Bonds		– 0	–	13,830,775		– 0	–	13,830,775
Emerging Markets - Treasuries		– 0	–	2,460,278		9,078,982		11,539,260
Common Stocks		494,700		– 0	–	10,684,445		11,179,145
Asset-Backed Securities		– 0	–	– 0	–	9,995,538		9,995,538
Quasi-Sovereigns		– 0	–	8,352,040		– 0	–	8,352,040
Governments - Sovereign Agencies		– 0	–	8,336,214		– 0	–	8,336,214
Whole Loan Trusts		– 0	–	– 0	–	6,759,297		6,759,297
Local Governments - Regional Bonds		– 0	–	5,256,845		– 0	–	5,256,845
Options Purchased - Puts		– 0	–	556,097		– 0	–	556,097
Options Purchased - Calls		– 0	–	127,485		– 0	–	127,485
Warrants		194		– 0	–	– 0	– #	194
Short-Term Investments:
Time Deposits		– 0	–	5,621,480		– 0	–	5,621,480
Investment Companies		4,180,716		– 0	–	– 0	–	4,180,716

Total Investments in Securities		34,912,108		1,139,222,472		217,207,766		1,391,342,346
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	3,962,048		– 0	–	3,962,048
Centrally Cleared Credit Default Swaps		– 0	–	645,754		– 0	–	645,754
Forward Currency Exchange Contracts		– 0	–	995,072		– 0	–	995,072
Liabilities
Credit Default Swaps		– 0	–	(1,656,704)		– 0	–	(1,656,704)
Centrally Cleared Credit Default Swaps		– 0	–	(427,573)		– 0	–	(427,573)
Centrally Cleared Interest Rate Swaps		– 0	–	(609,692)		– 0	–	(609,692)
Futures		(97,046)		– 0	–	– 0	–	(97,046)
Forward Currency Exchange Contracts		– 0	–	(3,583,047)		– 0	–	(3,583,047)
Call Options Written		– 0	–	(70,825)		– 0	–	(70,825)
Credit Default Swaptions Written		– 0	–	(197,285)		– 0	–	(197,285)

Total^		$34,815,062		$1,138,280,220		$217,207,766		$1,390,303,048

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grades#			Corporates - Investment Grades		Collateralized Mortgage Obligations		Bank Loans
Balance as of 3/31/14		$9,271,368		$742,459		$87,760,684		$62,922,237
Accrued discounts/(premiums)		65,462		(29)		211,050		65,528
Realized gain (loss)		(859,479)		– 0	–	818,868		(52,709)
Change in unrealized appreciation/depreciation		1,102,711		3,154		496,697		(512,714)
Purchases		2,253,976		– 0	–	2,303,398		5,822,821
Sales/Paydowns		(790,147)		– 0	–	(6,488,049)		(3,320,273)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		480,455		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/14		$11,524,346		$745,584		$85,102,648		$64,924,890

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14		$262,563		$3,154		$673,319		$(512,714)

	Emerging Markets - Corporate Bonds			Commercial Mortgage - Backed Securities		Emerging Markets - Treasuries		Common Stocks#
Balance as of 3/31/14		$1,574,225		$16,845,856		$9,397,127		$11,803,388
Accrued discounts/(premiums)		– 0	–	21,682		(15,215)		– 0	–
Realized gain (loss)		54,946		5,837		(65,558)		49,546
Change in unrealized appreciation/depreciation		– 0	–	219,337		488,518		(16,786)
Purchases		– 0	–	1,405,430		– 0	–	1,323,393
Sales/Paydowns		(1,629,171)		(106,106)		(725,890)		(2,120,658)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	(354,438)

Balance as of 6/30/14	$	– 0	–	$18,392,036		$9,078,982		$10,684,445

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14	$	– 0	–	$219,337		$488,518		$(78,840)

	Asset-Backed Securities		Whole Loan Trusts		Warrants#			Total
Balance as of 3/31/14	$10,151,825		$7,175,881		$	– 0	–	$217,645,050
Accrued discounts/(premiums)	46,677		(4,423)			– 0	–	390,732
Realized gain (loss)	72,106		(5,181)			– 0	–	18,376
Change in unrealized appreciation/depreciation	(36,956)		1,941			– 0	–	1,745,902
Purchases	– 0	–	– 0	–		– 0	–	13,109,018
Sales/Paydowns	(238,114)		(408,921)			– 0	–	(15,827,329)
Reclassification	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–	480,455
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	(354,438)

Balance as of 6/30/14	$9,995,538		$6,759,297		$	– 0	–	$217,207,766	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/14	$(36,956)		$1,941		$	– 0	–	$1,020,322

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant observable inputs related to the Fund with material categories of Level 3 investments at June 30, 2014.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2014		Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades	$10,879,094		Third Party Vendor	Evaluated Quotes		$5.00 – $121.00/$102.44
	489,089		Indicative Market Quotations	Broker Quote		$16.30/N/A
	156,163		Qualitative Assessment	Transaction Price		$100.75/N/A
	– 0	–	Qualitative Assessment			$0.00/N/A
Corporates—Investment Grades	745,584		Third Party Vendor	Evaluated Quotes		$150.62/N/A
Collateralized Mortgage Obligations	85,102,648		Third Party Vendor	Evaluated Quotes		$10.41 – $131.59/$86.80
Bank Loans	64,924,890		Third Party Vendor	Evaluated Quotes		$71.20 – $137.79/$100.10
Commercial Mortgage-Backed Securities	18,392,036		Third Party Vendor	Evaluated Quotes		$94.90 – $111.45/$105.82
Emerging Markets—Treasuries	9,078,982		Indicative Market Quotations	Broker Quote		$0.19 – $2.86/$2.12
Common Stocks	7,521,771		Practical Expedient	NAV		$1,098.07/N/A
	1,796,672		Third Party Vendor	Evaluated Quotes		$1.67 – $6.00/$5.71
	938,889		Indicative Market Quotations	Broker Quote	$ $	1,450.00 – $27,313.00/ 3,707.12
	427,113		Market Approach	Transaction Price		$4.00/N/A
Asset-Backed Securities	9,995,538		Third Party Vendor	Evaluated Quotes		$57.33 – $105.88/ $76.62
Whole Loan Trusts	5,024,821		Qualitative Assessment	Transaction Price		$100.00/N/A
	1,734,476		Market Approach	Internal Rate of Return		Benchmark & 500 bp/N/A
Warrants	– 0	–	Qualitative Assessment			$0.00/N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014